Kemper Large Company Growth Fund
                        Semiannual Report to Shareholders
                                February 28, 1999

Kemper Large Company Growth Fund

Portfolio of Investments at February 28, 1999 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Common stocks                                                                                       Number of shares     Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Communications-2.1%                      (a) MCI WorldCom, Inc.                                                  500        41,250
                                             --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Consumer discretionary-13.7%             (a) Consolidated Stores Corp.                                         1,100        27,706
                                         (a) Costco Companies, Inc.                                              400        32,125
                                             Dayton Hudson Corp.                                                 700        43,794
                                         (a) Electronic Arts, Inc.                                               400        15,950
                                             Home Depot, Inc.                                                  1,200        71,625
                                             Rite Aid Corp.                                                      700        28,963
                                             Wal-Mart Stores, Inc.                                               600        51,825
                                             --------------------------------------------------------------------------------------
                                                                                                                           271,988

-----------------------------------------------------------------------------------------------------------------------------------
Consumer staples-12.3%                       Coca-Cola Co., Inc.                                                 700        44,756
                                             Colgate-Palmolive Co.                                               400        33,950
                                             Estee Lauder Companies "A"                                          350        30,384
                                             H.J. Heinz Co.                                                      600        32,663
                                         (a) Kroger Co.                                                          500        32,344
                                             Philip Morris Companies, Inc.                                       900        35,212
                                             Procter & Gamble Co.                                                400        35,800
                                             --------------------------------------------------------------------------------------
                                                                                                                           245,109

-----------------------------------------------------------------------------------------------------------------------------------
Durables-4.6%                            (a) Ascend Communications, Inc.                                         400        30,775
                                             Lucent Technologies, Inc.                                           600        60,938
                                             --------------------------------------------------------------------------------------
                                                                                                                            91,713

-----------------------------------------------------------------------------------------------------------------------------------
Finance-6.1%                                 Allstate Corp.                                                      600        22,500
                                             American International Group, Inc.                                  400        45,575
                                             Charles Schwab Corp.                                                100         7,456
                                             Federal Home Loan Mortgage Corp.                                    300        17,662
                                             Federal National Mortgage Association                               400        28,000
                                             --------------------------------------------------------------------------------------
                                                                                                                           121,193

-----------------------------------------------------------------------------------------------------------------------------------
Health care-16.9%                            Eli Lilly & Co.                                                     400        37,875
                                             IMS Health, Inc.                                                    500        17,750
                                             Johnson & Johnson                                                   230        19,636
                                             Medtronic, Inc.                                                     640        45,200
                                             Merck & Co., Inc.                                                   640        52,320
                                             Pfizer, Inc.                                                        600        79,163
                                             Schering-Plough Corp.                                               500        27,969
                                             SmithKline Beecham PLC (ADR)                                        400        28,450
                                             Warner-Lambert Co.                                                  400        27,625
                                             --------------------------------------------------------------------------------------
                                                                                                                           335,988

-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing-6.9%                           General Electric Co.                                                750        75,234
                                             Textron, Inc.                                                       400        31,200
                                             Tyco International, Ltd.                                            400        29,775
                                             --------------------------------------------------------------------------------------
                                                                                                                           136,209

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Number of shares       Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Media-7.5%                               (a) Clear Channel Communications, Inc.                                  700        42,000
                                         (a) Infinity Broadcasting Corp.                                         700        16,625
                                             Omnicom Group, Inc.                                                 500        33,125
                                         (a) Outdoor Systems, Inc.                                             1,050        29,334
                                         (a) Univision Communication, Inc.                                       700        28,525
                                             --------------------------------------------------------------------------------------
                                                                                                                           149,609

-----------------------------------------------------------------------------------------------------------------------------------
Technology-24.8%                         (a) America Online, Inc.                                                440        39,132
                                         (a) Applied Materials, Inc.                                             400        22,250
                                         (a) Cisco Systems, Inc.                                                 800        78,250
                                             Computer Associates International, Inc.                             450        18,900
                                         (a) Dell Computer Corp.                                                 500        40,063
                                         (a) EMC Corp.                                                           300        30,713
                                             Intel Corp.                                                         700        83,956
                                             Linear Technology Corp.                                             600        26,288
                                         (a) Microsoft Corp.                                                     700       105,087
                                         (a) Oracle Systems Corp.                                                350        19,556
                                         (a) Sun Microsystems, Inc.                                              300        29,194
                                             --------------------------------------------------------------------------------------
                                                                                                                           493,389
                                             --------------------------------------------------------------------------------------
                                             TOTAL COMMON STOCKS-94.9%
                                             (Cost: $1,856,558)                                                          1,886,448
                                             --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Principal amount ($)     Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
(b) Repurchase agreement-5.1%                State Street Bank, dated 2/28/99, 4.74% due 3/1/99
                                             (Cost: $101,000)                                                101,000       101,000
                                             --------------------------------------------------------------------------------------
                                             TOTAL INVESTMENT PORTFOLIO - 100%
                                             (Cost: $1,957,558)                                                          1,987,448
                                             --------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Notes to Portfolio of Investments
-----------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Repurchase agreement is fully collateralized by U.S. Treasury or Government agency securities. The collateral is monitored daily by the fund so that its market value exceeds the carrying value of the repurchase agreement.

Based on the cost of investments of $1,957,558 for federal income tax purposes at February 28, 1999, the gross unrealized appreciation was $82,662, the gross unrealized depreciation was $52,772 and the net unrealized appreciation on investments was $29,890.


See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

February 28, 1999 (unaudited)

---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments, at value
(Cost:  $1,957,558)                                                               $1,987,448
---------------------------------------------------------------------------------------------
Cash                                                                                     788
---------------------------------------------------------------------------------------------
Receivable for:
       Investments sold                                                               16,881
---------------------------------------------------------------------------------------------
       Dividends and interest                                                            894
---------------------------------------------------------------------------------------------
         Total assets                                                              2,006,011
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 Liabilities and net assets
---------------------------------------------------------------------------------------------
Payable for:
        Investments purchased                                                         10,949
---------------------------------------------------------------------------------------------
        Management fee                                                                 1,087
---------------------------------------------------------------------------------------------
        Distribution services fee                                                        777
---------------------------------------------------------------------------------------------
        Custodian, accounting and transfer agent fees and related expenses             1,541
---------------------------------------------------------------------------------------------
        Other                                                                          1,208
---------------------------------------------------------------------------------------------
          Total liabilities                                                           15,562
---------------------------------------------------------------------------------------------
Net assets                                                                        $1,990,449
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Analysis of net assets
---------------------------------------------------------------------------------------------
Paid-in capital                                                                   $2,000,330
---------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                        (34,739)
---------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                            29,890
---------------------------------------------------------------------------------------------
Accumulated net investment loss                                                      (5,032)
---------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                       $1,990,449
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
The pricing of shares
---------------------------------------------------------------------------------------------
Class A Shares
   Net asset value and redemption price per share
   ($664,211 / 70,197 shares outstanding)                                              $9.46
---------------------------------------------------------------------------------------------
   Maximum offering price per share
   (net asset value, plus 6.10% of
   net asset value or 5.75% of offering price)                                        $10.04
---------------------------------------------------------------------------------------------
Class B Shares
   Net asset value and redemption price
   (subject to contingent deferred sales charge) per share
   ($663,113 / 70,181 shares outstanding)                                              $9.45
---------------------------------------------------------------------------------------------
Class C Shares
   Net asset value and redemption price
   (subject to contingent deferred sales charge) per share
   ($663,125 / 70,182 shares outstanding)                                              $9.45
---------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Statement of Operations

For the period from December 31, 1998 (commencement of operations) to February 28, 1999
(unaudited)

--------------------------------------------------------------------------------------------------------
Investment income
--------------------------------------------------------------------------------------------------------
     Dividends                                                                                  $ 1,566
--------------------------------------------------------------------------------------------------------
     Interest                                                                                       914
--------------------------------------------------------------------------------------------------------
        Total investment income                                                                   2,480
--------------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------------
     Management fee                                                                               2,128
--------------------------------------------------------------------------------------------------------
     Distribution services fee                                                                    1,520
--------------------------------------------------------------------------------------------------------
     Administrative services fee                                                                    760
--------------------------------------------------------------------------------------------------------
     Custodian, accounting and transfer agent fees and related expenses                           2,076
--------------------------------------------------------------------------------------------------------
     Professional fees                                                                            1,685
--------------------------------------------------------------------------------------------------------
     Other                                                                                          103
--------------------------------------------------------------------------------------------------------
            Total expenses before expense waiver                                                  8,272
--------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                                           (760)
--------------------------------------------------------------------------------------------------------
            Total expenses after expense waiver                                                   7,512
--------------------------------------------------------------------------------------------------------
Net investment loss                                                                             (5,032)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
--------------------------------------------------------------------------------------------------------
  Net realized loss on sales of investments                                                    (34,739)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                                           29,890
--------------------------------------------------------------------------------------------------------
Net loss on investments                                                                         (4,849)
--------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                           $(9,881)
--------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

For the period from December 31, 1998 (commencement of operations) to February 28, 1999
(unaudited)
----------------------------------------------------------------------------------------------------
 Operations and capital share activity
----------------------------------------------------------------------------------------------------
     Net investment loss                                                                  $ (5,032)
----------------------------------------------------------------------------------------------------
     Net realized loss                                                                     (34,739)
----------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                                                   29,890
----------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                        (9,881)
----------------------------------------------------------------------------------------------------
Net increase from capital share transactions                                              1,966,997
----------------------------------------------------------------------------------------------------
Total increase in net assets                                                              1,957,116
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Net assets
----------------------------------------------------------------------------------------------------
Beginning of period                                                                          33,333
----------------------------------------------------------------------------------------------------
End of period                                                                            $1,990,449
----------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Notes to financial statements

1.  Description of the fund
Kemper Large Company Growth Fund (the fund) is a series of Kemper Funds Trust (the trust), an open-end management investment company organized as a business trust under the laws of Massachusetts. The fund commenced operations on December 31, 1998. The fund currently offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

2.  Significant accounting polices
Security valuation. Investments are stated at value. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market (Nasdaq), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

Investment transactions and investment income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on an identified cost basis.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding.

Federal income taxes. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

Dividends to shareholders. The fund declares and pays dividends of net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

3.  Transactions with affiliates
Management agreement. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .70% of the first $250 million of average daily net assets declining to .63% of average daily net assets in excess of $2.5 billion. The fund incurred a management fee of $2,128 for the period ended February 28, 1999.

Scudder Kemper has agreed to temporarily absorb certain operating expenses of the fund. Under this arrangement, Scudder Kemper absorbed expenses of $760 for the period ended February 28, 1999.

Underwriting and distribution services agreement. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the fund pays KDI a fee of
 .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges from redemptions of Class B and Class C shares. Distribution fees received by KDI for the period ended February 28, 1999 are $1,520.

Administrative services agreement. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. The fund incurred no administrative services fees for the period ended February 28, 1999, after an expense absorption by Scudder Kemper.

Shareholder services agreement. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC earned shareholder services fees of $421 for the period ended February 28, 1999, all of which is unpaid.

Fund accounting agent. Scudder Fund Accounting Corporation (SFAC) is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. The fund incurred accounting fees of $1,650 for the period ended February 28, 1999, of which $1,115 is unpaid.

Officers and trustees. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the period ended February 28, 1999, the fund made no payments to its officers or trustees.

4.  Investment transactions

For the period ended February 28, 1999, investment transactions (excluding short-term instruments) are as follows:

Purchases                                                  $2,088,917
Proceeds from sales                                           197,620

5.  Capital share transactions
The following table summarizes the activity in capital shares of the fund:

                                                                             December 31, 1998
                                                                            to February 28, 1999
                                                                            --------------------
                                                                     Shares                      Amount
------------------------------------------------------------------------------------------------------------------
Shares sold
------------------------------------------------------------------------------------------------------------------
Class A                                                              69,027                     $   655,766
------------------------------------------------------------------------------------------------------------------
Class B                                                              69,011                      655,615
------------------------------------------------------------------------------------------------------------------
Class C                                                              69,012                      655,616
------------------------------------------------------------------------------------------------------------------
Net increase from
capital share transactions                                                                      $1,966,997
------------------------------------------------------------------------------------------------------------------

Financial Highlights

For the period from December 31, 1998 (commencement of operations) to February 28, 1999 (unaudited)

                                                                     Class A             Class B              Class C
---------------------------------------------------------------------------------     ---------------    ------------------
Per share operating performance
---------------------------------------------------------------------------------     ---------------    ------------------
Net asset value, beginning of period                                  $9.50                9.50                9.50
---------------------------------------------------------------------------------     ---------------    ------------------
Income from investment operations:
   Net investment loss                                                   (.02)             (.03)                (.03)
---------------------------------------------------------------------------------     ---------------    ------------------
   Net realized and unrealized loss                                      (.02)             (.02)                (.02)
---------------------------------------------------------------------------------     ---------------    ------------------
Total from investment operations                                         (.04)             (.05)                (.05)
---------------------------------------------------------------------------------     ---------------    ------------------
Net asset value, end of period                                        $9.46                9.45                9.45
---------------------------------------------------------------------------------     ---------------    ------------------
Total return (not annualized)                                             (.42)%           (.53)               (.53)
---------------------------------------------------------------------------------     ---------------    ------------------
---------------------------------------------------------------------------------     ---------------    ------------------
Ratios to average net assets (annualized)
---------------------------------------------------------------------------------     ---------------    ------------------
Expenses                                                                1.85%              2.77                2.77
---------------------------------------------------------------------------------     ---------------    ------------------
Net investment loss                                                    (1.03)%            (1.95)               (1.95)
---------------------------------------------------------------------------------     ---------------    ------------------

---------------------------------------------------------------------------------     ---------------    ------------------
Other ratios to average net assets (annualized)
---------------------------------------------------------------------------------     ---------------    ------------------
Expenses                                                                2.10%              3.02                3.02
---------------------------------------------------------------------------------     ---------------    ------------------
Net investment loss                                                      (1.28)%          (2.20)              (2.20)
---------------------------------------------------------------------------------     ---------------    ------------------

---------------------------------------------------------------------------------------------------------------------------
Supplemental data for all classes
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                              $1,990,449
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                                   61%
---------------------------------------------------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense absorption.